UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                -------------------------
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arrowgrass Capital Partners (US) LP
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Address:   1330 Avenue of the Americas
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           32nd Floor
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           New York, New York 10019
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Form 13F File Number:  028-13317
                       -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stephen Ellwood
        -------------------------------
Title:  Chief Compliance Officer
        -------------------------------
Phone:  212-584-1161
        -------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen Ellwood                New York, New York          November 14, 2011
---------------------------------  --------------------------  -----------------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $    2,436,285
                                         --------------
                                         (In Thousands)

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
---------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------ ----
ADVANCED MICRO DEVICES INC   NOTE 5.750% 8/1  007903AN7   10,978      43,500 PRN      SOLE                     43,500
AMERIGROUP CORP              NOTE 2.000% 5/1  03073TAB8   17,858      19,471 PRN      SOLE                     19,471
AMR CORP                     COM              001765106   16,379   5,533,300 SH  PUT  SOLE                  5,533,300
BANK OF AMERICA CORPORATION  COM              060505104    1,439     235,200 SH       SOLE                    235,200
BLACKBOARD INC               COM              091935502  126,614   2,835,070 SH       SOLE                  2,835,070
BLUE WOLF MONGOLIA HOLDINGS  UNIT 99/99/9999  G11962126    6,263     626,250 SH       SOLE                    626,250
BOEING CO                    COM              097023105   21,560     356,300 SH  CALL SOLE                    356,300
BOEING CO                    COM              097023105   21,560     356,300 SH  PUT  SOLE                    356,300
BOEING CO                    COM              097023105    3,829      63,271 SH       SOLE                     63,271
CEPHALON INC                 COM              156708109  189,125   2,343,556 SH       SOLE                  2,343,556
CME GROUP INC                COM              12572Q105    8,476      34,400 SH  CALL SOLE                     34,400
CME GROUP INC                COM              12572Q105    8,476      34,400 SH  PUT  SOLE                     34,400
CME GROUP INC                COM              12572Q105    1,458       5,917 SH       SOLE                      5,917
COMTECH TELECOMMUNICATIONS C NOTE 3.000% 5/0  205826AF7    8,784      11,000 PRN      SOLE                     11,000
CONMED CORP                  NOTE 2.500%11/1  207410AD3    5,393       8,951 PRN      SOLE                      8,951
CONSTELLATION ENERGY GROUP I COM              210371100   40,198   1,056,162 SH       SOLE                  1,056,162
CONVERGYS CORP               SDCV 5.750% 9/1  212485AE6    4,661       6,000 PRN      SOLE                      6,000
CUBIST PHARMACEUTICALS INC   NOTE 2.250% 6/1  229678AC1   25,042      21,817 PRN      SOLE                     21,817
EARTHLINK INC                FRNT 3.250%11/1  270321AA0    9,954      12,500 PRN      SOLE                     12,500
EXTERRAN HLDGS INC           NOTE 4.250% 6/1  30225XAA1   10,133      24,135 PRN      SOLE                     24,135
GENERAL MTRS CO              COM              37045V100    5,045     250,000 SH  PUT  SOLE                    250,000
GENERAL MTRS CO              COM              37045V100    9,303     461,000 SH       SOLE                    461,000
GENERAL MTRS CO              *W EXP 07/10/201 37045V126   42,324   2,573,683 SH       SOLE                  2,573,683
GENERAL MTRS CO              *W EXP 07/10/201 37045V118   59,450   3,305,774 SH       SOLE                  3,305,774
HANOVER COMPRESSOR CO        NOTE 4.750% 1/1  410768AE5    2,870      13,628 PRN      SOLE                     13,628
HARTFORD FINL SVCS GROUP INC *W EXP 06/26/201 416515120   61,568   4,239,497 SH       SOLE                  4,239,497
HEADWATERS INC               COM              42210P102      360     250,000 SH  CALL SOLE                    250,000
HONEYWELL INTL INC           COM              438516106   14,297     325,600 SH  CALL SOLE                    325,600
HONEYWELL INTL INC           COM              438516106   14,297     325,600 SH  PUT  SOLE                    325,600
HONEYWELL INTL INC           COM              438516106   11,226     255,661 SH       SOLE                    255,661
HORNBECK OFFSHORE SVCS INC N FRNT 1.625%11/1  440543AE6   10,276      20,000 PRN      SOLE                     20,000
ICONIX BRAND GROUP INC       NOTE 1.875% 6/3  451055AB3    9,528      16,620 PRN      SOLE                     16,620
INTEL CORP                   COM              458140100    6,612     309,900 SH  CALL SOLE                    309,900
INTEL CORP                   COM              458140100   11,945     559,900 SH  PUT  SOLE                    559,900
INTEL CORP                   COM              458140100      252      11,821 SH       SOLE                     11,821
INTERDIGITAL INC             COM              45867G101    6,531     140,200 SH       SOLE                    140,200
KINETIC CONCEPTS INC         COM NEW          49460W208   61,831     938,400 SH       SOLE                    938,400
KULICKE & SOFFA INDS INC     NOTE 0.875% 6/0  501242AT8    2,909       5,598 PRN      SOLE                      5,598
LIBERTY GLOBAL INC           COM SER C        530555309    6,077     175,587 SH       SOLE                    175,587
LIFEPOINT HOSPITALS INC      SDCV 3.250% 8/1  53219LAG4   10,174      17,000 PRN      SOLE                     17,000
LINCOLN NATL CORP IND        *W EXP 07/10/201 534187117   17,147   1,397,182 SH       SOLE                  1,397,182
LIZ CLAIBORNE INC            COM              539320101      250      50,000 SH       SOLE                     50,000
MARKET VECTORS ETF TR        AGRIBUS ETF      57060U605    5,278     122,100 SH  CALL SOLE                    122,100
MARKET VECTORS ETF TR        AGRIBUS ETF      57060U605    5,278     122,100 SH  PUT  SOLE                    122,100
MARKET VECTORS ETF TR        AGRIBUS ETF      57060U605    3,404      78,741 SH       SOLE                     78,741
MATTEL INC                   COM              577081102   24,611     950,600 SH  CALL SOLE                    950,600
MATTEL INC                   COM              577081102   24,611     950,600 SH  PUT  SOLE                    950,600
MCCLATCHY CO                 CL A             579489105      889     658,870 SH       SOLE                    658,870
MEDCO HEALTH SOLUTIONS INC   COM              58405U102  120,172   2,562,849 SH       SOLE                  2,562,849
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0  58470KAA2   25,486      20,295 PRN      SOLE                     20,295
MGIC INVT CORP WIS           NOTE 5.000% 5/0  552848AD5    1,809      13,000 PRN      SOLE                     13,000
MGM RESORTS INTERNATIONAL    COM              552953101   20,903   2,250,000 SH  PUT  SOLE                  2,250,000
MICROCHIP TECHNOLOGY INC     SDCV 2.125%12/1  595017AB0   38,233      35,000 PRN      SOLE                     35,000
MICROSOFT CORP               COM              594918104    5,583     224,300 SH  CALL SOLE                    224,300
MICROSOFT CORP               COM              594918104    5,583     224,300 SH  PUT  SOLE                    224,300
MICROSOFT CORP               COM              594918104      477      19,157 SH       SOLE                     19,157
NALCO HOLDING COMPANY        COM              62985Q101   75,745   2,165,380 SH       SOLE                  2,165,380
NETAPP INC                   NOTE 1.750% 6/0  64110DAB0   12,252      11,500 PRN      SOLE                     11,500
PMI GROUP INC                NOTE 4.500% 4/1  69344MAK7    2,250      88,200 PRN      SOLE                     88,200
POWERSHS DB MULTI SECT COMM  DB AGRICULT FD   73936B408    4,263     143,700 SH  CALL SOLE                    143,700

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
---------------------------- ---------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------ ----
POWERSHS DB MULTI SECT COMM  DB AGRICULT FD   73936B408    4,263     143,700 SH  PUT  SOLE                    143,700
POWERSHS DB MULTI SECT COMM  DB AGRICULT FD   73936B408      473      15,958 SH       SOLE                     15,958
PROCTER & GAMBLE CO          COM              742718109   17,817     282,000 SH  CALL SOLE                    282,000
PROCTER & GAMBLE CO          COM              742718109   17,817     282,000 SH  PUT  SOLE                    282,000
PROCTER & GAMBLE CO          COM              742718109      907      14,359 SH       SOLE                     14,359
SEALED AIR CORP NEW          COM              81211K100    8,546     511,713 SH       SOLE                    511,713
SESI L L C                   FRNT 1.500%12/1  78412FAH7    6,434      11,175 PRN      SOLE                     11,175
SPDR S&P 500 ETF TR          TR UNIT          78462F103   86,243     762,200 SH  CALL SOLE                    762,200
SPDR S&P 500 ETF TR          TR UNIT          78462F103  680,846   6,017,200 SH  PUT  SOLE                  6,017,200
SPDR S&P 500 ETF TR          TR UNIT          78462F103   18,240     161,200 SH       SOLE                    161,200
TELEPHONE & DATA SYS INC     COM              879433100    3,869     195,700 SH       SOLE                    195,700
TEXTRON INC                  NOTE 4.500% 5/0  883203BN0   10,080       7,500 PRN      SOLE                      7,500
TRANSATLANTIC HLDGS INC      COM              893521104   26,468     545,499 SH       SOLE                    545,499
UNITED PARCEL SERVICE INC    CL B             911312106    5,620      89,000 SH  CALL SOLE                     89,000
UNITED PARCEL SERVICE INC    CL B             911312106    5,620      89,000 SH  PUT  SOLE                     89,000
UNITED PARCEL SERVICE INC    CL B             911312106      366       5,794 SH       SOLE                      5,794
VARIAN SEMICONDUCTOR EQUIPMN COM              922207105  231,270   3,782,015 SH       SOLE                  3,782,015
VERIFONE SYS INC             NOTE 1.375% 6/1  92342YAB5   19,055      23,950 PRN      SOLE                     23,950
YRC WORLDWIDE INC            COM NEW          984249300      100   2,034,000 SH  PUT  SOLE                  2,034,000
YRC WORLDWIDE INC            COM NEW          984249300    5,478 111,797,491 SH       SOLE                111,797,491
ZIONS BANCORPORATION         *W EXP 5/22/202  989701115    7,494     988,800 SH       SOLE                    988,800